Share-based payments - Changes in outstanding options (Details) - Options	3 Months Ended	10 Months Ended	57 Months Ended	90 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Changes in outstanding options
Beginning balance	2,449,498
Forfeited	(19,133)
Exercised	(32,765)
Ending balance	2,397,600	2,397,600	2,397,600	2,397,600
2012 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning balance	1,153,775
Granted				4,128,521
Forfeited	(15,000)
Ending balance	1,138,775	1,138,775	1,138,775	1,138,775
2015 Restricted Stock Unit Plan (RSU)
Changes in outstanding options
Beginning balance	365,723
Granted			2,035,808
Forfeited	(4,133)
Exercised	(32,765)
Ending balance	328,825	328,825	328,825	328,825
2019 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning balance	930,000
Granted		1,280,000
Ending balance	930,000	930,000	930,000	930,000